Income and other taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax [Abstract]
Deferred tax asset	$ 0	$ (16,927)
Deferred tax liability	169,738	188,106
Total deferred tax liability (asset)	$ 169,738	$ 171,179	$ 182,515